CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 29,012,381	$ 80,309,629	$ 67,211,336	$ 68,834,087
Restricted cash	14,533,235	3,305,889
Amounts due from subsidiaries	2,104,416	2,444,076
Prepaid expenses and other current assets	26,807,894	34,278,153
Total current assets	109,201,395	186,622,001
Non-current Assets:
Fixed assets, net	10,782,166	13,637,752
Intangible assets, net	366,691	39,537,180
Total non-current assets	40,593,924	228,518,681
TOTAL ASSETS	149,795,319	415,140,682
Current Liabilities:
Amounts due to subsidiaries	1,828,412	1,415,681
Accrued expenses and other current liabilities	26,211,259	18,814,550
Total current liabilities	108,805,722	120,961,630
Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,313,015 and 101,366,544 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	10,137	10,131
Additional paid-in capital	342,670,656	341,963,008
Accumulated deficit	(340,138,407)	(93,729,215)
Accumulated other comprehensive income	37,371,672	34,940,445
Total VisionChina Media Inc. shareholders' equity	39,914,058	283,184,369
TOTAL LIABILITIES AND EQUITY	149,795,319	415,140,682
VISIONCHINA MEDIA INC.
Current Assets:
Cash and cash equivalents	296	179,170	14,788,170	6,961,436
Restricted cash	13,525,585
Amounts due from subsidiaries	43,677,656	148,613,908
Prepaid expenses and other current assets	228,535	595,300
Total current assets	57,432,072	149,388,378
Non-current Assets:
Fixed assets, net	26,799	49,091
Intangible assets, net	9,575
Investments in subsidiaries		143,151,648
Total non-current assets	36,374	143,200,739
TOTAL ASSETS	57,468,446	292,589,117
Current Liabilities:
Amounts due to subsidiaries	7,405,538	4,974,136
Accrued expenses and other current liabilities	10,148,850	4,430,612
Total current liabilities	17,554,388	9,404,748
Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,313,015 and 101,366,544 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	10,137	10,131
Additional paid-in capital	342,670,656	341,963,008
Accumulated deficit	(339,626,880)	(93,217,688)
Accumulated other comprehensive income	36,860,145	34,428,918
Total VisionChina Media Inc. shareholders' equity	39,914,058	283,184,369
TOTAL LIABILITIES AND EQUITY	$ 57,468,446	$ 292,589,117